Contingent Liabilities and Commitments with Off Balance Sheet Risk (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Contingent Liabilities and Commitments with Off Balance Sheet Risk (Textual) [Abstract]
Commitment to extend credit amount	$ 118,887,000	$ 106,209,000
Unfunded limited partner equity commitment	4,000,000	0
Maximum [Member]
Contingent Liabilities and Commitments with Off Balance Sheet Risk (Textual) [Abstract]
Commitment to extend credit fixed interest rate	5.875%
Minimum [Member]
Contingent Liabilities and Commitments with Off Balance Sheet Risk (Textual) [Abstract]
Commitment to extend credit fixed interest rate	2.625%
Secured credit risk [Member]
Contingent Liabilities and Commitments with Off Balance Sheet Risk (Textual) [Abstract]
Secured amount of commitment to extend credit	81,180,000
Secured [Member]
Contingent Liabilities and Commitments with Off Balance Sheet Risk (Textual) [Abstract]
Commitments to extend credit	3,629,000	10,603,000
Commitments to extend credit [Member]
Contingent Liabilities and Commitments with Off Balance Sheet Risk (Textual) [Abstract]
Commitment to extend credit amount	118,887,000
Fixed interest rate credit risk [Member]
Contingent Liabilities and Commitments with Off Balance Sheet Risk (Textual) [Abstract]
Commitments to extend credit fixed interest rate	$ 16,868,000